Balance Sheet Components Accrued Expense and Other Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet Components [Abstract]
Compensation and related benefits	$ 672	$ 649